Other assets and liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Other assets	$ 1,257	$ 1,211
Other assets current	848	895
Other assets non current	409	316
Other liabilites	4,297	4,046
Other liabilites current	2,571	2,331
Other liabilites non current	1,726	1,715
Obligations Arising From Divestments [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	848	938
Contractual Retentions [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	1,050	923
Advances From Customers [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	446	317
Provisions For Environmental Expenses And Fines [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	628	506
Other Taxes [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	363	324
Unclaimed Dividends [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	170	187
Derivatives Transactions [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	84	131
Obligations Arising From Acquisition Of Equity Interests [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	175	157
Various Creditors [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	71	142
Others [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	462	421
Escrow Account Collateral [Member]
IfrsStatementLineItems [Line Items]
Other assets	763	685
Derivatives Transactions [Member]
IfrsStatementLineItems [Line Items]
Other assets	103	102
Assets Related To E And P Partnerships [Member]
IfrsStatementLineItems [Line Items]
Other assets	221	275
Others [Member]
IfrsStatementLineItems [Line Items]
Other assets	$ 170	$ 149